SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the years ended December 31,
	2023	2024	2024
	HK$	HK$	US$

Revenues	170,284	5,978,961	773,125

Allowance for credit losses	-	(67,263)	(8,698)
Employee compensation and benefits	(1,173,400)	(1,404,059)	(181,555)
Other general and administrative expenses	(824,616)	(1,465,993)	(189,564)

Other segment income, net	752,933	305,629	39,520

Income tax expense	-	-	-

Net (loss) income	(1,074,799)	3,347,275	432,828

SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS

The following table presents revenues by geographic area based on the location where services are provided:

	For the years ended December 31,
	2023	2024	2024
	HK$	HK$	US$

Hong Kong	170,284	5,978,961	773,125
Total revenues	170,284	5,978,961	773,125

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

Other segment income primarily comprises interest income and miscellaneous gains or losses.

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenues	5,208,085	8,418,642	1,076,552

Allowance for credit losses	-	-	-
Employee compensation and benefits	(563,100)	(1,592,338)	(203,624)
Information costs	(203,728)	(142,894)	(18,273)
Introduction fees	-	(761,556)	(97,385)
Lease expenses	-	(995,834)	(127,345)
Legal and professional fees	(25,000)	(580,772)	(74,268)
Rates and building management fees	(29,266)	(243,796)	(31,176)
Other general and administrative expenses	(83,331)	(281,557)	(36,004)

Other segment income, net	204,228	72,915	9,323

Income tax expense	-	-	-

Net income	4,507,888	3,892,810	497,800

SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS

The following table presents revenues by geographic area based on the location where services are provided:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Hong Kong	5,208,085	8,418,642	1,076,552